COMMON SHARES (Details) - shares	1 Months Ended
	Nov. 25, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common shares, shares outstanding		138,860,287	137,133,413
Class A Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding		67,547,921	64,123,625
Conversion of Stock, Shares Issued	1,697,422
Class B Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding		71,312,366	73,009,788